Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Preferred Stock
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	0	0	0
Common Stock
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, Issued	10,530,000	10,530,000	10,000,000